Schedule of Computation of Diluted Net Loss per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		9 Months Ended			12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	[3]	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible notes payable					$ 437	$ 844
Contingently convertible notes payable	[1]
Contingently convertible SAFE agreements	[2]
Total common stock equivalents					$ 45,664
Excluded from dilutive loss, shares		41,075	19,401		576,000	540,000
Simple Agreement For Future Equity [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Conversion price					$ 2.00
Conversion price					2.40
Conversion price					$ 3.62
Excluded from dilutive loss, shares					4,800	4,800
Founder Convertible Preferred Stock [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Series A-2 preferred stock					10,402	10,402
Total common stock equivalents						$ 43,636
Series A1 Convertible Preferred Stock [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Series A-2 preferred stock					4,316	4,166
Series A2 Convertible Preferred Stock [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Series A-2 preferred stock					2,545	2,288
Equity Option [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Warrants for common stock					23,914	21,886
Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Warrants for common stock					4,050	4,050

[1]	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a valuation cap that establishes a conversion ratio floor of $2.00 or $2.40, depending on the investor. As of December 31, 2022, one lender remains holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying this conversion ratio floor, is estimated as 576,000 and 540,000 as of December 31, 2022 and 2021, respectively.
[2]	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a conversion ratio for certain SAFEs containing a floor of $2.00, $2.40 or $3.62, depending on the investor. If the contingency were to have been resolved on those SAFEs as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio floor, is estimated to be 4.8 million at each of December 31, 2022 and 2021.
[3]	Retroactively restated for the reverse recapitalization as described in Note 3.